CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss	$ (4,631,595)	$ (3,833,857)	$ (3,774,887)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation and amortization	709,473	779,368	589,914
Impairment of property and equipment	0	3,066	63,128
Impairment/(gain on sale) of goodwill, intangibles and other assets	870,002	1,355,921	335,006
Non-cash transaction with principal shareholder	428,289	0	185,000
Loss on extinguishment of debt	0	77,336	0
Stock-based compensation expense	213,669	62,776	358,969
Cash paid to settle employee stock awards	0	(3,141)	0
Issuance of stock for services rendered, net of forfeitures	(2,271)	7,893	20,367
Non-cash interest expense	209,907	172,112	14,917
Provision for allowance for doubtful accounts	15,147	67,482	22,221
(Income) loss from equity method and other investments	18,333	44,788	32,206
Distribution of income from equity method and other investments	3,328	4,191	0
Foreign currency (gain) loss	133,646	(149,196)	(30,915)
Change in fair value of financial instruments	342,939	(819,647)	(239,145)
Contingent consideration fair market value adjustment	0	(122)	(60,667)
Changes in operating assets and liabilities:
Operating lease right-of-use assets	1,450,202	1,024,709	(5,850,744)
Current and long-term lease obligations	(1,606,650)	502,025	7,672,358
Accounts receivable and accrued revenue	23,485	(32,749)	(175,262)
Other assets	(76,452)	(28,148)	(126,870)
Accounts payable and accrued expenses	67,816	(164,190)	390,609
Deferred revenue	(52,695)	32,803	90,445
Other liabilities	(30,295)	39,731	38,840
Deferred income taxes	1,785	(159)	(3,734)
Net cash provided by (used in) operating activities	(1,911,937)	(857,008)	(448,244)
Cash Flows from Investing Activities:
Purchases of property and equipment	(296,895)	(1,441,232)	(3,488,086)
Capitalized software	(39,997)	(22,614)	(40,735)
Change in security deposits with landlords	2,526	526	(140,071)
Proceeds from asset divestitures and sale of investments, net of cash divested	10,832	1,172,860	16,599
Contributions to investments	(26,704)	(99,146)	(80,674)
Loans to employees and related parties	0	0	(5,580)
Cash used for acquisitions, net of cash acquired	0	0	(1,036,973)
Deconsolidation of cash of ChinaCo, net of cash received	0	(54,481)	0
Proceeds from repayment of notes receivable	3,000	0	0
Net cash provided by (used in) investing activities	(347,238)	(444,087)	(4,775,520)
Cash Flows from Financing Activities:
Principal payments for property and equipment acquired under finance leases	(4,626)	(4,021)	(3,590)
Proceeds from issuance of debt	708,177	34,309	662,395
Proceeds from unsecured related party debt	1,000,000	1,200,000	0
Proceeds from issuance of convertible related party liabilities	0	0	4,000,000
Repayments of debt	(712,746)	(813,140)	(3,088)
Bond repurchase	0	0	(32,352)
Debt and equity issuance costs	(12,091)	(12,039)	(71,075)
Proceeds from exercise of stock options and warrants	17,037	212	38,823
Proceeds from Business Combination and PIPE financing, net of issuance costs paid	1,209,068	0	0
Taxes paid on withholding shares	(32,542)	0	0
Proceeds from issuance of noncontrolling interests	80,006	100,628	538,934
Distributions to noncontrolling interests	0	(319,860)	(40,000)
Payments for contingent consideration and holdback of acquisition proceeds	(2,523)	(39,701)	(38,280)
Proceeds relating to contingent consideration and holdbacks of disposition proceeds	12,177	613	0
Additions to members’ service retainers	449,861	382,184	703,265
Refunds of members’ service retainers	(373,827)	(575,999)	(497,761)
Net cash provided by (used in) financing activities	2,337,971	(46,814)	5,257,271
Effects of exchange rate changes on cash, cash equivalents and restricted cash	2,050	1,374	3,239
Net increase (decrease) in cash, cash equivalents and restricted cash	80,846	(1,346,535)	36,746
Cash, cash equivalents and restricted cash—Beginning of period	854,153	2,200,688	2,163,942
Cash, cash equivalents and restricted cash—End of period	934,999	854,153	2,200,688
Cash, cash equivalents and restricted cash
Cash and cash equivalents	923,725	800,535	1,340,140
Restricted cash	11,274	53,618	856,255
Cash and cash equivalents held for sale	0	0	1,138
Restricted cash held for sale	0	0	3,155
Cash, cash equivalents and restricted cash	934,999	854,153	2,200,688
Supplemental Cash Flow Disclosures:
Cash paid during the period for interest (net of capitalized interest of none, $2,981 and $13,358 during 2021, 2020, and 2019, respectively)	196,512	120,234	74,195
Cash paid during the period for income taxes, net of refunds	(9,781)	29,376	27,989
Cash received for operating lease incentives — tenant improvement allowances	404,000	1,331,660	1,134,216
Cash received for operating lease incentives — broker commissions	670	17,583	64,246
Supplemental Disclosure of Non-cash Investing & Financing Activities:
Property and equipment included in accounts payable and accrued expenses	74,940	198,040	642,161
Conversion of related party liabilities to into Preferred Stock	711,786	0	2,697,522
Non-cash transaction with principal shareholder	428,289	0	185,000
Warrants issued as debt issuance costs	101,589	0	853,317
Decrease in consolidated total assets resulting from the deconsolidation of ChinaCo (excluding amounts that previously eliminated in consolidation)	0	1,764,458	0
Decrease in consolidated total liabilities resulting from the deconsolidation of ChinaCo (excluding amounts that previously eliminated in consolidation)	0	1,983,631	0
Issuance of stock in connection with acquisitions	0	217	198,521
Transfer of assets to held for sale	0	0	134,958
Transfer of liabilities related to assets held for sale	0	0	25,442
Conversion of equity method investment to equity in consolidated 424 Fifth Venture	0	0	50,000
Additional ASC 842 Supplemental Disclosures
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	2,250,949	2,289,691	1,551,573
Cash paid for interest relating to finance leases in operating activities	4,230	4,676	4,622
Cash paid for principal relating to finance leases in financing activities	4,626	4,021	3,590
Right-of-use assets obtained in exchange for finance lease obligations	260	920	14,803
Right-of-use assets obtained in exchange for operating lease obligations, net of modifications and terminations	$ (1,492,430)	$ (106,796)	$ 9,304,066